UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-21689
                                                      ---------


                          The Piedmont Investment Trust
                          -----------------------------
               (Exact Name of Registrant as Specified in Charter)


                3708 Hazel Lane, Greensboro, North Carolina 27408
                -------------------------------------------------
                    (Address of Principal Executive Offices)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------


                     Date of reporting period: June 30, 2005
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2005

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Market Value                                                        Market Value
                                        Shares      (Note 1)                                                Shares      (Note 1)
--------------------------------------------------------------   ------------------------------------------------------------------

COMMON STOCKS - 82.23%                                           Restaurants - 3.26%
                                                                    McDonald's Corporation                   2,000    $     55,500
                                                                                                                      ------------
Banks - 8.97%
    Commerce Bancorp, Inc.               2,800   $     84,868    Retail - 8.45%
    Wells Fargo Company                  1,100         67,738       Home Depot, Inc.                         1,000          38,900
                                                 ------------    *  Sears Holdings Corporation                 700         104,909
                                                      152,606                                                         ------------
                                                 ------------                                                              143,809
Cosmetics/Personal Care - 2.01%                                                                                       ------------
    Procter & Gamble Company               650         34,288    Software - 1.55%
                                                 ------------    *  Oracle Corporation                       2,000          26,400
                                                                                                                      ------------
Diversified Financial Services - 3.83%
    Freddie Mac                          1,000         65,230    Telecommunications - 5.36%
                                                 ------------       Motorola, Inc.                           5,000          91,300
                                                                                                                      ------------
Healthcare - Products - 9.33%
    Johnson & Johnson                    1,200         78,000    Total Common Stocks (Cost $1,391,214)                   1,264,340
    Stryker Corporation                  1,700         80,852                                                         ------------
                                                 ------------
                                                      158,852    MONEY MARKET FUNDS - 6.17%
                                                 ------------       Merrimac Cash Series Nottingham
Healthcare - Services - 10.21%                                         Shares                               72,570          72,570
    UnitedHealth Group Inc.              1,800         93,852       Merrimac US Government Series
*   Express Scripts, Inc                 1,600         79,968          Fund                                 32,438          32,438
                                                 ------------
                                                      173,820
                                                 ------------
Insurance - 3.93%
    American International Group, Inc.    1150         66,815    Total Money Market Funds (Cost $105,008)                  105,008
                                                                                                                      ------------

Leisure Time - 1.81%                                             Total Investments (Cost $1,496,222) - 88.40%         $  1,369,348
    Callaway Golf Company                2,000         30,860    Other Assets less Liabilities - 11.60%                    332,894
                                                 ------------                                                         ------------

Media - 3.40%                                                    Net Assets - 100.00%                                 $  1,702,242
    The Walt Disney Company              2,300         57,914                                                         ============
                                                 ------------
                                                                 *Non-income producing investment.
Miscellaneous - Manufacturing - 4.25%
    3M Co.                               1,000         72,300
                                               ---------------

Oil & Gas - 3.25%                                                Aggregate  cost for federal  income tax  purposes is  $1,499,905.
    Burlington Resources Inc.            1,000         55,240    Unrealized appreciation/(depreciation) of investments for federal
                                                 ------------    income tax purposes is as follows:

Oil & Gas Services - 5.62%
    Halliburton Company                  2,000         95,640    Aggregate gross unrealized appreciation              $     34,868
                                                 ------------
                                                                 Aggregate gross unrealized depreciation                   (29,957)
Pharmaceuticals - 7.00%
    Pfizer Inc.                          2,300         63,434    Net unrealized appreciation                          $      4,911
*   Vicuron Pharmaceuticals Inc.         2,000         55,800                                                         ============
                                                 ------------
                                                      119,234
                                                 ------------





                                                                                                                        (Continued)

THE PIEDMONT SELECT VALUE FUND

Schedule of Investments
(Unaudited)

As of June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------   ------------------------------------------------------------------

Note 1 - Investment Valuation

The Fund's  investments  in  securities  are carried at value.
Securities  listed on an  exchange  or  quoted  on a  national market  system  armevalued  at the last sales price as of 4:00
p.m.   Eastern   Time.   Other   securities   traded   in  the
over-the-counter  market  and listed  securities  for which no sale was  reported  on that date are valued at the most recent bid price.  Securities  and  assets  for which  representative market  quotations  are not readily  available  (e.g.,  if the exchange on which the portfolio security is principally traded closes  early  or  if  trading  of  the  particular  portfolio security is halted during the day and does not resume prior to the Fund's net asset  value  calculation)  or which  cannot be accurately  valued using the Fund's normal pricing  procedures are valued at fair  value as  determined  in good faith  under policies  approved by the  Trustees.  A  portfolio  security's
"fair  value"  price may differ from the price next  available for that  portfolio  security  using the Fund's normal pricing procedures.  Investment  companies  are  valued  at net  asset value.  Instruments  with  maturities  of 60 days or less  are valued at amortized cost, which approximates market value.




Summary of Investments by Industry
                                          % of
Industry                                Net Assets       Value
--------------------------------------------------------------
Banks                                     8.97%      $ 152,606
Cosmetics/Personal Care                   2.01%         34,288
Diversified Financial Services            3.83%         65,230
Healthcare - Products                     9.33%        158,852
Healthcare - Services                    10.21%         93,852
Insurance                                 3.93%         66,815
Leisure Time                              1.81%         30,860
Media                                     3.40%         57,914
Miscellaneous Manufacturing               4.25%         72,300
Money Market Funds                        6.17%        105,008
Oil & Gas                                 3.25%         55,240
Oil & Gas Services                        5.62%         95,640
Pharmaceuticals                           7.00%        199,202
Restaurants                               3.26%         55,500
Retail                                    8.45%        199,309
Software                                  1.55%         26,400
Telecommunications                        5.36%         91,300
--------------------------------------------------------------
Total                                    88.40%    $ 1,560,316


Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Piedmont Investment Trust


By: (Signature and Title)    /s/ David M. Clark III
                             _________________________________________
                             David M. Clark III, Trustee, President,
                             Treasurer, Principal Executive Officer
                             and Principal Financial Officer

Date: August 23, 2005








Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By: (Signature and Title)    /s/ David M. Clark III
                             _________________________________________
                             David M. Clark III, Trustee, President,
                             Treasurer, Principal Executive Officer
                             and Principal Financial Officer
                             The Piedmont Investment Trust

Date: August 23, 2005